Equity - Summary of Share Capital (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Issued Share Capital [Line Items]
Number of shares issued (in shares)	148,253,938	147,192,930
Capital (US$)	$ 14,826	$ 14,720
Class A
Disclosure Of Issued Share Capital [Line Items]
Number of shares issued (in shares)	55,308,508	54,247,500
Capital (US$)	$ 5,531	$ 5,425
Class B
Disclosure Of Issued Share Capital [Line Items]
Number of shares issued (in shares)	92,945,430	92,945,430
Capital (US$)	$ 9,295	$ 9,295